Offerings	Nov. 04, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Fee Rate	0.01381%
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), CF Industries Holdings, Inc. ("CF Holdings") is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. CF Holdings will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value
Fee Rate	0.01381%
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, CF Holdings is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. CF Holdings will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, CF Holdings is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. CF Holdings will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of CF Industries Holdings, Inc.
Fee Rate	0.01381%
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, CF Holdings is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. CF Holdings will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of CF Industries, Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (b) CF Holdings may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on debt securities offered by CF Industries, Inc. ("CF Industries"). (c) No separate consideration will be received for the guarantees. (d) Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, CF Holdings is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. CF Holdings will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, CF Holdings is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. CF Holdings will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01381%
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, CF Holdings is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. CF Holdings will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of CF Industries, Inc.
Fee Rate	0.01381%
Offering Note	(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, CF Industries is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. CF Industries will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder. (d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.